Income Taxes - Schedule of Deferred Tax Asset (Details) (10K) - USD ($)	Jan. 31, 2017	Jan. 31, 2016
Income Tax Disclosure [Abstract]
Deferred Tax Assets	$ 9,883,000	$ 9,391,000
Less Valuation Allowance	(9,883,000)	(9,391,000)
Deferred Tax Assets, Net